DERIVATIVE FINANCIAL INSTRUMENTS (Details Textuals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Jun. 30, 2012	Oct. 31, 2011	Dec. 22, 1997
Derivative [Line Items]
Gain (Loss) on Cash Flow Hedge Ineffectiveness, Net	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Cash Collateral Provided By Us To Counterparties					$ 5.6
Cash Flow Hedges Derivative Instruments at Fair Value, Net	3.1		3.1
Cash flow hedges [Abstract]
Commodity forward contracts with Wells Fargo	30.2		30.2
Commodity forward contracts with Citibank	25.3		25.3
Fair value hedges [Abstract]
Amount of terminated interest rate swaps						$ 73.1
Gain on terminated interest rate swaps	0.3		0.3			$ 2.2
Series O Face Amount								$ 97.5
Series G Face Amount								$ 97.5
Interest Rate on SunBelt Notes								7.23%
Forward Contracts
Derivative [Line Items]
Notional amount	86.5	0.0	86.5	0.0	21.7
Forward Contracts Sell
Derivative [Line Items]
Notional amount	117.7	0.0	117.7	0.0	10.1
Variable Interest Rate Swaps $125M
Derivative [Line Items]
Notional amount	125.0		125.0
Deferred gain recognized							$ 11.0
Fixed Interest Rate Swaps $125M
Derivative [Line Items]
Notional amount	125.0		125.0
Fixed Interest Rate Swaps $1,100M (Tranche 1) [Member]
Derivative [Line Items]
Notional amount	1,100.0		1,100.0
Fixed Interest Rate Swaps $900M (Tranche 2) [Member]
Derivative [Line Items]
Notional amount	900.0		900.0
Fixed Interest Rate Swaps $400M (Tranche 3) [Member]
Derivative [Line Items]
Notional amount	400.0		400.0
Interest Rate Swaps Designated As Fair Value Hedges
Derivative [Line Items]
Notional amount	250.0	$ 0.0	250.0	$ 0.0	$ 0.0
Commodity Contract
Derivative [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified wihtin Twelve Months			1.3
Interest Rate Contract
Derivative [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified wihtin Twelve Months			0.8
Cash Flow Hedges Derivative Instruments at Fair Value, Net	$ 6.2		$ 6.2